RISK MANAGEMENT POLICIES - Paragraphs (Details) - factor	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit risk [member]
Disclosure of Risk Management [line items]
Economic capital calculation holding period	1 year
Factoring exposure holding period	6 months
Interest rate risk [member]
Disclosure of Risk Management [line items]
Provision utilization holding period	90 days
Percentage of interest rate confidence level	99.00%
Liquidity risk [member]
Disclosure of Risk Management [line items]
Number of key factors	2
Alert threshold (as a percent)	10.00%
Liquidity stress level period	30 days
Individuals [member] | Credit risk [member]
Disclosure of Risk Management [line items]
Percentage of credit risk confidence level	99.90%
Company [member] | Credit risk [member]
Disclosure of Risk Management [line items]
Percentage of credit risk confidence level	99.00%
Securities Issued by BCRA and Government Security Due November 2020 [Member]
Disclosure of Risk Management [line items]
Percentage to total portfolio	91.30%	74.10%